FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 instrument	Dec. 31, 2011 instrument	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	24	25
Mark to market of derivatives	$ (1,725)	$ 390	$ (19)